Shareholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Shareholders Equity Deficit [Abstract]
Schedule of holders the right to receive dividends
	Number of shares(*)
	June 30, 2022		December 31, 2021
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of $0.09 par value	2,000,000,000	24,386,680	2,000,000,000	13,579,032
Warrants**	3,450,000	3,450,000	3,450,000	3,450,000

(*)	See also Note 9D.

(**)	the Warrants will be exercisable at a price equal to $6.25 per share and for a period of five years, starting from June 2021.

	Number of shares
	December 31, 2021		December 31, 2020*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of $0.09 par value	2,000,000,000	13,579,032	2,000,000,000	9,103,924

*	After giving effect to the reverse stock split (see also Note 14B)

Schedule of warrants granted to financial advisors and consultants
Amount		Exercise price	Expiration date
62,777	A$	22.5	January 23, 2022
23,333	A$	3.87	October 22, 2025
77,778	A$	4.5	October 22, 2025
43,196	A$	7.47	October 22, 2025
2,567	A$	4.95	October 22, 2025
460,915	A$	4.5	June 29,2030
460,915		$1.25	June 29,2030
210,000		$6.25	June 25,2026
458,716		$3.27	December 30, 2026
600,000		$3.5	December 30, 2026
250,000		$4	December 30, 2026
250,000		$5	December 30, 2026

Schedule of option plan granted to employees
	Year ended December 31, 2021		Year ended December 31, 2020*		Year ended December 31, 2019*
	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price
Outstanding at beginning of year	23,531	17.625	31,002	$18.900	36,420	$17.46
Exercised	-	-	(213)	$0.0009	(1,763)	$0.0009
Granted	2,525,000	2.5	-	-	-	-
Forfeited and cancelled	(10,146)	21.75	(7,258)	$20.825	(3,655)	$18.84

Outstanding at end of year	2,538,385	2.66	23,531	$17.625	31,002	$18.900
Exercisable options	12,708	14.14	18,037	$16.430	14,479	$16.805

*	After giving effect to the reverse stock split

Schedule of options to employees outstanding
Exercise price	Outstanding as of December 31, 2021	Weighted average remaining contractual term	Exercisable as of December 31, 2021	Weighted average remaining contractual term
		(years)		(years)
$0.0009	4,314	0.1	4,314	0.1
$21.78	7,356	1.2	6,893	1.2
$19.71	1,715	1.4	1,501	1.4
$3.27	925,000	4.7	-	-
$2.10	1,025,000	4.9	-	-
$1.98	575,000	5.0	-	-
	2,538,385		12,708

Schedule of measurement applied using Mont -Carlo simulation model
	Fair Value as at December 31, 2021 *	Risk free rate	Volatility of assets	Expected Term	Expected dividend yield

Convertible Securities Warrants and GEM Warrants	3	1.265%	60%	0.06-3 years	0%
Rubini warrants	47	1.265%	60%	4 years	0%
Alpha Capital warrants	37	1.265%	60%	4 years	0%
Lind warrants	1,174	1.265%	60%	5 years	0%
Total derivative liabilities -warrants	1,261